Note 7 - Capital Assets (Tables)	12 Months Ended
Jan. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	January 31, 2015	January 31, 2014
Cost
Computer equipment and software	27,218	29,460
Furniture and fixtures	1,117	1,369
Leasehold improvements	466	1,386
Assets under construction	-	157
	28,801	32,372
Accumulated amortization
Computer equipment and software	19,881	21,472
Furniture and fixtures	919	1,129
Leasehold improvements	172	979
	20,972	23,580
	7,829	8,792